Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	vvpt_SupplementTextBlock

VOYA VARIABLE PRODUCTS TRUST

Voya MidCap Opportunities Portfolio

(the "Portfolio")

Supplement dated July 28, 2017 to the Portfolio's

Adviser Class ("Class ADV"), Institutional Class ("Class I"), Service Class ("Class S"), and

Service 2 Class ("Class S2") shares Prospectus, Summary Prospectus,

Class R6 shares Prospectus, and Summary Prospectus, each dated May 1, 2017

(each a "Prospectus" and collectively the "Prospectuses")

As a result of the reorganization of VY® FMR® Diversified Mid Cap Portfolio with and into the Portfolio, the Portfolio's expense limits have been revised effective July 14, 2017.

Effective immediately, the Portfolio's Prospectuses are revised as follows:

Class ADV, Class I, Class S, and Class S2 shares Prospectus

1.	The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Prospectus is deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.75	0.75	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.03	0.03	0.03	0.03
Total Annual Portfolio Operating Expenses	%	1.28	0.78	1.03	1.18
Waivers and Reimbursements[2]	%	(0.12)	(0.12)	(0.12)	(0.12)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.16	0.66	0.91	1.06

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.40%, 0.90%, 1.10%, and 1.30% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.16%, 0.66%, 0.91%, and 1.06% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Portfolio's board.

2.	The section entitled "Expense Examples" in the summary section of the Portfolio's Prospectus is deleted and replaced with the following:

Expense Examples

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$118	394	691	1,535
I	$67	237	421	955
S	$93	316	557	1,249
S2	$108	363	637	1,421

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Class R6 shares Prospectus

3.	The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Prospectus is deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.78%
Waivers and Reimbursements[2]	(0.12)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.66%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.90% for Class R6 shares through May 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.66% for Class R6 shares through May 1, 2019. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Portfolio's board.

4.	The section entitled "Expense Example" in the summary section of the Portfolio's Prospectus is deleted and replaced with the following:
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	$67	237	421	955

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Class ADV, I, S, S2 Shares | Voya MidCap Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vvpt_SupplementTextBlock

VOYA VARIABLE PRODUCTS TRUST

Voya MidCap Opportunities Portfolio

(the "Portfolio")

Supplement dated July 28, 2017 to the Portfolio's

Adviser Class ("Class ADV"), Institutional Class ("Class I"), Service Class ("Class S"), and

Service 2 Class ("Class S2") shares Prospectus, Summary Prospectus,

Class R6 shares Prospectus, and Summary Prospectus, each dated May 1, 2017

(each a "Prospectus" and collectively the "Prospectuses")

As a result of the reorganization of VY® FMR® Diversified Mid Cap Portfolio with and into the Portfolio, the Portfolio's expense limits have been revised effective July 14, 2017.

Effective immediately, the Portfolio's Prospectuses are revised as follows:

Class ADV, Class I, Class S, and Class S2 shares Prospectus

1.	The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Prospectus is deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.75	0.75	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.03	0.03	0.03	0.03
Total Annual Portfolio Operating Expenses	%	1.28	0.78	1.03	1.18
Waivers and Reimbursements[2]	%	(0.12)	(0.12)	(0.12)	(0.12)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.16	0.66	0.91	1.06

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.40%, 0.90%, 1.10%, and 1.30% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.16%, 0.66%, 0.91%, and 1.06% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Portfolio's board.

2.	The section entitled "Expense Examples" in the summary section of the Portfolio's Prospectus is deleted and replaced with the following:

Expense Examples

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$118	394	691	1,535
I	$67	237	421	955
S	$93	316	557	1,249
S2	$108	363	637	1,421

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Class ADV, I, S, S2 Shares | Voya MidCap Opportunities Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.16%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 118
3 Yrs	rr_ExpenseExampleYear03	394
5 Yrs	rr_ExpenseExampleYear05	691
10 Yrs	rr_ExpenseExampleYear10	1,535
1 Yr	rr_ExpenseExampleNoRedemptionYear01	118
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	394
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	691
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,535
Class ADV, I, S, S2 Shares | Voya MidCap Opportunities Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.66%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 67
3 Yrs	rr_ExpenseExampleYear03	237
5 Yrs	rr_ExpenseExampleYear05	421
10 Yrs	rr_ExpenseExampleYear10	955
1 Yr	rr_ExpenseExampleNoRedemptionYear01	67
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	237
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	421
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 955
Class ADV, I, S, S2 Shares | Voya MidCap Opportunities Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.91%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 93
3 Yrs	rr_ExpenseExampleYear03	316
5 Yrs	rr_ExpenseExampleYear05	557
10 Yrs	rr_ExpenseExampleYear10	1,249
1 Yr	rr_ExpenseExampleNoRedemptionYear01	93
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	316
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	557
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,249
Class ADV, I, S, S2 Shares | Voya MidCap Opportunities Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.18%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.06%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 108
3 Yrs	rr_ExpenseExampleYear03	363
5 Yrs	rr_ExpenseExampleYear05	637
10 Yrs	rr_ExpenseExampleYear10	1,421
1 Yr	rr_ExpenseExampleNoRedemptionYear01	108
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	363
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	637
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,421
Class R6 Shares | Voya MidCap Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vvpt_SupplementTextBlock

VOYA VARIABLE PRODUCTS TRUST

Voya MidCap Opportunities Portfolio

(the "Portfolio")

Supplement dated July 28, 2017 to the Portfolio's

Adviser Class ("Class ADV"), Institutional Class ("Class I"), Service Class ("Class S"), and

Service 2 Class ("Class S2") shares Prospectus, Summary Prospectus,

Class R6 shares Prospectus, and Summary Prospectus, each dated May 1, 2017

(each a "Prospectus" and collectively the "Prospectuses")

As a result of the reorganization of VY® FMR® Diversified Mid Cap Portfolio with and into the Portfolio, the Portfolio's expense limits have been revised effective July 14, 2017.

Effective immediately, the Portfolio's Prospectuses are revised as follows:

Class R6 shares Prospectus

3.	The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Prospectus is deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.78%
Waivers and Reimbursements[2]	(0.12)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.66%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.90% for Class R6 shares through May 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.66% for Class R6 shares through May 1, 2019. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Portfolio's board.

4.	The section entitled "Expense Example" in the summary section of the Portfolio's Prospectus is deleted and replaced with the following:
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	$67	237	421	955

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Class R6 Shares | Voya MidCap Opportunities Portfolio | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[3]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.66%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 67
3 Yrs	rr_ExpenseExampleYear03	237
5 Yrs	rr_ExpenseExampleYear05	421
10 Yrs	rr_ExpenseExampleYear10	955
1 Yr	rr_ExpenseExampleNoRedemptionYear01	67
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	237
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	421
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 955

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.40%, 0.90%, 1.10%, and 1.30% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.16%, 0.66%, 0.91%, and 1.06% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Portfolio's board.
[3]	The adviser is contractually obligated to limit expenses to 0.90% for Class R6 shares through May 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.66% for Class R6 shares through May 1, 2019. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Portfolio's board.